UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2015

1.814096.110

CTM-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (b)	900,000	900,000
Connecticut - 52.0%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.33% 3/6/15, LOC RBS Citizens NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 B, 0.28% 3/6/15, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series MT 842, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	9,925,000	9,925,000
Series Putters 3996, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 4382, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,630,000	6,630,000
Series Putters 4467, 0.03% 3/2/15 (Liquidity Facility JPMorgan Securities LLC) (b)(f)	4,420,000	4,420,000
Series Putters 4486, 0.03% 3/2/15 (Liquidity Facility JPMorgan Securities LLC) (b)(f)	4,420,000	4,420,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	6,985,000	6,985,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	14,090,000	14,090,000
(Gaylord Hosp. Proj.) Series B, 0.07% 3/6/15, LOC Bank of America NA, VRDN (b)	15,340,000	15,340,000
(Greenwich Hosp. Proj.) Series C, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	31,230,000	31,230,000
(Griffin Hosp. Proj.) Series C, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	20,850,000	20,850,000
(Hamden Hall Country Day School Proj.) Series A, 0.1% 3/6/15, LOC RBS Citizens NA, VRDN (b)	16,605,000	16,605,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hosp. for Spl. Care Proj.) Series E, 0.02% 3/6/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 5,850,000	$ 5,850,000
(Masonicare Corp. Proj.) Series C, 0.04% 3/6/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	70,175,000	70,175,000
(Ridgefield Academy Proj.) Series A, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	9,900,000	9,900,000
(Sacred Heart Univ. Proj.) Series F, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)	18,135,000	18,135,000
(Trinity College Proj.) Series L, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	9,740,000	9,740,000
(Wesleyan Univ. Proj.) Series H, 0.01% 3/6/15, VRDN (b)	14,605,000	14,605,000
(Yale Univ. Proj.):
Series U1, 0.01% 3/6/15, VRDN (b)	19,835,000	19,835,000
Series U2, 0.01% 3/6/15, VRDN (b)	33,660,000	33,660,000
Series V1, 0.01% 3/2/15, VRDN (b)	8,750,000	8,750,000
Series V2, 0.01% 3/2/15, VRDN (b)	4,440,000	4,440,000
Series Y2, 0.01% 3/2/15, VRDN (b)	5,800,000	5,800,000
Series Y3, 0.01% 3/2/15, VRDN (b)	10,700,000	10,700,000
Participating VRDN:
Series 15 XF0091, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,635,000	5,635,000
Series BA 08 1080, 0.04% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 32, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,190,000	14,190,000
Series EGL 7 05 3031, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	51,400,000	51,400,000
Series ROC II R 11854, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	12,910,000	12,910,000
Series 2007 B, 0.04% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	11,880,000	11,880,000
Series 2007 D, 0.07% 3/6/15, LOC Bank of America NA, VRDN (b)	10,215,000	10,215,000
Series 2011 B, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	71,085,000	71,085,000
Series 2013 H, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Series 2013 O, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	50,000,000	50,000,000
Series 2014 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	71,125,000	71,125,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2014 D, 0.03% 3/6/15, LOC Bank of America NA, VRDN (b)	$ 97,745,000	$ 97,745,002
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.01% 3/6/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	10,090,000	10,090,000
Series 2010, 0.02% 3/6/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,800,000	3,800,000
(Hsg. Mtg. Fin. Prog.) Series 2009 C2, 0.03% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,795,000	4,795,000
Series 2009 A1, 0.03% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	38,990,000	38,990,000
Series 2009 A2, 0.03% 3/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	570,000	570,000
Series 2011 C1, 0.02% 3/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,000,000	999,920
Series 2011 E3, 0.02% 3/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	11,050,000	11,050,000
Series 2011 E4, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	9,900,000	9,900,000
Series 2013 B6, 0.02% 3/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	4,580,000	4,580,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	17,930,000	17,930,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.04% 3/6/15, LOC Freddie Mac, VRDN (b)(e)	33,295,000	33,295,000
		933,978,922
Georgia - 0.4%
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates, Inc. Proj.) Series 2003 B, 0.02% 3/2/15, LOC TD Banknorth, NA, VRDN (b)	7,310,000	7,310,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.19% 3/6/15, VRDN (b)	3,300,000	3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 3/6/15, VRDN (b)(e)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	$ 2,200,000	$ 2,200,000
New York - 2.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 0.02% 3/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	10,835,000	10,835,000
New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	22,500,000	22,500,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	15,000,000	15,000,000
		48,335,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (b)	4,700,000	4,700,000
Series 2009 A, 0.09% 3/2/15, VRDN (b)	1,400,000	1,400,000
Series 2010 B, 0.09% 3/2/15, VRDN (b)	800,000	800,000
Series 2010 C, 0.09% 3/2/15, VRDN (b)	1,320,000	1,320,000
		8,220,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,006,443,922)		1,006,443,922
Other Municipal Debt - 32.9%

Connecticut - 32.8%
Bethel Gen. Oblig. BAN 1.25% 8/19/15	10,275,000	10,328,486
Branford Gen. Oblig. Bonds (The Rfdg. & Cap. Projs.) 2% 8/1/15	2,385,000	2,403,463
Brookfield Gen. Oblig. BAN Series 2014 A, 1.5% 11/19/15	9,315,000	9,402,696
Clinton Gen. Oblig. BAN 1.25% 2/9/16	26,000,000	26,269,839
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.24% tender 3/3/15, CP mode	9,300,000	9,300,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	8,310,000	8,645,241
Series 2005 C:
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	5,750,000	5,806,115
5% 6/1/15	800,000	809,646
Series 2006 D, 5% 11/1/15	825,000	851,395
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2006 F, 3.625% 12/1/15	$ 680,000	$ 696,987
Series 2007 B, 5% 5/1/15	7,125,000	7,182,693
Series 2011 E, 5% 11/1/15	14,730,000	15,208,169
Series 2012 A, 0.42% 4/15/15 (b)	4,175,000	4,176,755
Series 2012 C, 4% 6/1/15	435,000	439,167
Series 2012 D, 0.31% 9/15/15 (b)	3,000,000	3,004,224
Series 2013 A:
0.16% 3/1/15 (b)	4,500,000	4,500,000
2% 10/15/15	23,430,000	23,700,325
Series 2013 C, 5% 7/15/15	9,000,000	9,161,911
Series 2014 A, 0.06% 1/1/16 (b)	4,500,000	4,500,000
Series 2014 C, 2% 6/15/15	17,900,000	17,997,141
5% 3/15/15	3,610,000	3,616,928
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1:
0.03% tender 3/6/15, CP mode	17,900,000	17,900,000
0.03% tender 3/9/15, CP mode	17,775,000	17,775,000
0.03% tender 3/10/15, CP mode	15,000,000	15,000,000
Series S2:
0.03% tender 3/2/15, CP mode	13,640,000	13,640,000
0.03% tender 3/4/15, CP mode	18,300,000	18,300,000
Series 2014 E, 3% 7/1/15	2,225,000	2,246,097
Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	4,760,000	4,760,000
Connecticut Hsg. Fin. Auth. Bonds Series 2014 D:
0.2% 5/15/15 (e)	665,000	665,000
0.3% 11/15/15 (e)	750,000	750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2004 B, 5% 7/1/15	2,000,000	2,032,718
Series 2005 A, 5% 7/1/15	2,420,000	2,459,110
Series 2008 A, 5% 11/1/15	1,050,000	1,083,975
Series 2009 1, 5% 2/1/16	1,085,000	1,132,523
Series 2009 A, 4% 12/1/15	550,000	565,731
Series 2010 A, 5% 11/1/15	1,000,000	1,031,906
Series 2012 A, 5% 1/1/16	1,540,000	1,602,322
Series 2013 A, 4% 10/1/15	15,140,000	15,483,545
Series 2014 A, 2% 9/1/15	10,000,000	10,093,438
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/16	1,665,000	1,738,793
Series 2011 A, 4% 1/1/16	500,000	515,797
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Danbury Gen. Oblig. BAN 1% 7/23/15	$ 11,600,000	$ 11,639,758
East Hampton Gen. Oblig. BAN 1.25% 12/18/15	16,415,000	16,549,841
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2014 B, 2% 8/15/15	1,935,000	1,951,217
Greenwich Gen. Oblig.:
BAN 1.25% 1/21/16	25,000,000	25,252,816
Bonds Series 2015, 5% 1/15/16	6,845,000	7,135,626
Griswold Gen. Oblig. BAN 0.75% 5/5/15	5,800,000	5,805,885
Guilford Gen. Oblig.:
BAN 1% 8/11/15	17,800,000	17,869,028
Bonds 2% 8/1/15	1,300,000	1,309,788
Hartford County Metropolitan District Gen. Oblig.:
BAN:
Series B, 5% 11/4/15 (a)	32,000,000	32,981,440
Series E, 0.75% 3/23/15	15,000,000	15,005,876
0.5% 3/23/15	17,600,000	17,604,511
1% 3/23/15	10,000,000	10,005,415
Bonds:
Series 2014 A, 3% 8/1/15	1,885,000	1,907,648
Series 2014 B, 2% 5/1/15	1,185,000	1,188,728
Milford Gen. Oblig. BAN:
1% 5/8/15	9,990,000	10,006,660
1.25% 11/9/15	1,810,000	1,823,524
Naugatuck Gen. Oblig. BAN 1% 9/24/15 (a)	16,000,000	16,074,720
New Milford Gen. Oblig.:
BAN 0.75% 4/23/15	10,905,000	10,915,268
Bonds Series 2004, 5% 1/15/16	1,025,000	1,068,235
Oxford Gen. Oblig. BAN 1% 7/23/15	6,285,000	6,306,283
Redding Gen. Oblig. BAN 1% 6/17/15	7,873,000	7,893,038
Ridgefield Gen. Oblig. BAN 1% 12/15/15	5,000,000	5,031,996
South Windsor Gen. Oblig. BAN 1.25% 2/17/16	7,160,000	7,234,644
Southington Gen. Oblig. BAN 1.5% 1/26/16	12,000,000	12,146,658
Stamford Gen. Oblig. Bonds:
Series 2013C, 3% 7/1/15	1,000,000	1,009,583
5% 8/15/15	2,500,000	2,555,395
Tolland Gen. Oblig. BAN 1.5% 10/21/15	4,910,000	4,951,444
Watertown Gen. Oblig. BAN 1% 3/26/15	9,700,000	9,705,769
West Hartford Gen. Oblig. Bonds Series 2008 A, 3.25% 1/15/16	1,000,000	1,025,748
Westport Gen. Oblig. Bonds Series 2013 B, 5% 8/15/15	2,755,000	2,816,402
Windsor Locks Gen. Oblig. BAN 1.5% 6/25/15	2,580,000	2,590,629
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Wolcott Gen. Oblig. BAN 1.25% 10/22/15	$ 13,050,000	$ 13,139,728
Woodbridge Gen. Oblig. BAN 1% 7/23/15	9,895,000	9,928,900
		589,209,337
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 4/6/15, CP mode	600,000	600,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (e)	1,100,000	1,100,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 3/3/15, CP mode (e)	600,000	600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $591,509,337)		591,509,337
Investment Company - 11.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (c)(d) (Cost $209,344,000)	209,344,000	209,344,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,807,297,259)		1,807,297,259
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,228,865)
NET ASSETS - 100%		$ 1,795,068,394
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,760,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15	$ 4,760,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 14,723
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2015, the cost of investment securities for income tax purposes was $1,807,297,259.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market

February 28, 2015

1.814103.110

SNJ-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.6%
	Principal Amount	Value
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (a)	$ 1,500,000	$ 1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.14% 3/6/15, VRDN (a)	200,000	200,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 3/6/15, VRDN (a)	300,000	300,000
Series 2010 B1, 0.19% 3/6/15, VRDN (a)	1,500,000	1,500,000
		1,800,000
New Jersey - 38.0%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 3/2/15, VRDN (a)	3,550,000	3,550,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.02% 3/6/15, LOC Bank of New York, New York, VRDN (a)	27,705,000	27,705,000
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,500,000	9,500,000
Series Putters 4462, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,700,000	5,700,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	22,475,000	22,475,000
Series 2008 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	19,835,000	19,835,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (a)	825,000	825,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,835,000	4,835,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	6,890,000	6,890,000
(Virtua Health Proj.):
Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.): - continued
Series 2009 B, 0.01% 3/2/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,200,000	$ 2,200,000
Series 2009 D, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
Series 2013 B, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	4,200,000	4,200,000
Series 2014 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	9,000,000	9,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 3/6/15, VRDN (a)	1,800,000	1,800,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.01% 3/2/15, VRDN (a)	2,475,000	2,475,000
		139,090,000
Pennsylvania, New Jersey - 15.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 3/6/15, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2008 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (a)	21,730,000	21,730,000
Series 2010 A, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (a)	7,100,000	7,100,000
Series 2010 B, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (a)	20,255,000	20,255,000
Series 2010 C, 0.01% 3/6/15, LOC Bank of New York, New York, VRDN (a)	3,890,000	3,890,000
		55,075,000
New York - 0.3%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.06% 3/6/15, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
New York And New Jersey - 7.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3249, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	500,000	500,000
Series MS 3264, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,650,000	7,650,000
Series 1992 2, 0.07% 3/30/15, VRDN (a)(e)	6,900,000	6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1997 1, 0.07% 3/30/15, VRDN (a)(e)	$ 7,400,000	$ 7,400,000
Series 1997 2, 0.07% 3/30/15, VRDN (a)(e)	3,600,000	3,600,000
		26,050,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 3/6/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Texas - 1.0%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(d)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.09% 3/2/15, VRDN (a)	1,800,000	1,800,000
		3,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $229,115,000)		229,115,000
Other Municipal Debt - 23.6%

Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 3/26/15, CP mode	1,700,000	1,700,000
New Jersey - 21.4%
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	1,081,200	1,088,573
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	1,400,000	1,404,271
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	1,300,000	1,311,976
Denville Township BAN 1.25% 10/13/15	1,100,000	1,106,584
Edgewater Gen. Oblig. BAN 1% 7/24/15	1,500,000	1,504,846
Englewood Gen. Oblig. BAN 1% 5/1/15	2,900,000	2,904,014
Essex County Gen. Oblig. Bonds Series 2014 D, 2% 9/1/15	250,000	252,250
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	1,610,000	1,619,080
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	3,800,000	3,808,684
Hoboken Gen. Oblig. BAN:
Series 2014 A, 1% 3/18/15	3,900,000	3,901,560
Series 2014 B, 1% 3/18/15	605,000	605,228
Hopatcong Borough Gen. Oblig. BAN 1% 7/31/15	3,227,000	3,235,695
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 1,000,000	$ 1,000,000
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	11,200,000	11,319,048
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	1,175,000	1,177,397
1.25% 2/5/16	1,130,000	1,140,205
Monmouth County Bonds:
Series 2007, 5% 9/15/15	1,630,000	1,672,857
Series 2012, 4% 1/15/16	5,425,000	5,608,198
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	3,800,000	3,814,894
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	2,000,000	2,014,492
1.25% 11/6/15	400,000	402,453
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2005 O, 5.25% 3/1/15 (Escrowed to Maturity)	1,185,000	1,185,000
New Jersey Envir. Infrastructure Trust Bonds Series 2012 AR, 4% 9/1/15	1,000,000	1,019,466
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	3,800,000	3,814,013
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	3,800,000	3,823,127
Passaic County Gen. Oblig. BAN Series 2014 A, 1.25% 12/15/15	7,988,000	8,055,544
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	2,300,000	2,308,286
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	1,000,000	1,007,500
Scotch Plains Township BAN 1.25% 1/15/16	600,000	605,190
Springfield Township Gen. Oblig. BAN:
1% 8/7/15	1,305,000	1,309,139
1.25% 10/2/15	1,000,000	1,005,101
Township of Bridgewater BAN 1.25% 9/10/15	1,000,000	1,005,164
Verona Township Gen. Oblig. BAN 1% 7/24/15	1,100,000	1,103,443
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	1,000,000	1,005,697
		78,138,975
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey Series B:
0.08% 3/25/15, CP	800,000	800,000
0.08% 5/6/15, CP	700,000	700,000
0.08% 5/19/15, CP	2,000,000	2,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey Series B: - continued
0.08% 6/10/15, CP	$ 400,000	$ 400,000
0.08% 7/8/15, CP	1,000,000	1,000,000
0.09% 3/3/15, CP	600,000	600,000
0.09% 6/3/15, CP	800,000	800,000
		6,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $86,138,975)		86,138,975
Investment Company - 11.9%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (b)(c) (Cost $43,531,000)	43,531,000	43,531,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $358,784,975)		358,784,975
NET OTHER ASSETS (LIABILITIES) - 1.9%		7,014,778
NET ASSETS - 100%		$ 365,799,753
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,900,000 or 5.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	12/10/14	$ 1,000,000
Port Auth. of New York & New Jersey Series 1992 2, 0.07% 3/30/15, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 0.07% 3/30/15, VRDN	8/9/02	$ 7,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 3/30/15, VRDN	9/15/97	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 2,066
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2015, the cost of investment securities for income tax purposes was $358,784,975.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2015

1.814343.110

NJS-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.6%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.06% 3/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.08% 3/2/15, VRDN (b)(e)	2,550,000	2,550,000
Series 1994, 0.08% 3/2/15, VRDN (b)(e)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Illinois - 0.8%
Illinois Gen. Oblig.:
Series 2003 B2, 0.01% 3/6/15, LOC PNC Bank NA, VRDN (b)	10,500,000	10,500,000
Series 2003 B3, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	9,275,000	9,275,000
		19,775,000
Iowa - 1.0%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.01% 3/6/15, VRDN (b)	17,000,000	17,000,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.07% 3/6/15, VRDN (b)(e)	8,000,000	8,000,000
		25,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.03% 3/6/15, VRDN (b)(e)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.19% 3/6/15, VRDN (b)	1,000,000	1,000,000
		3,100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 3/6/15, VRDN (b)(e)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 34.0%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	$ 21,000,000	$ 21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.02% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.02% 3/6/15, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.02% 3/6/15, LOC Bank of New York, New York, VRDN (b)	44,145,000	44,145,000
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	38,300,000	38,300,000
Series Putters 4462, 0.04% 3/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	37,800,000	37,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.02% 3/6/15, LOC Citibank NA, VRDN (b)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.04% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.01% 3/2/15, VRDN (b)	2,450,000	2,450,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	9,950,000	9,950,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	10,450,000	10,450,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.03% 3/6/15, LOC Royal Bank of Canada, VRDN (b)(e)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Series 2006 A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	28,125,000	28,125,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series 15 XF0099, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,335,000	$ 4,335,000
Series BA D7, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.02% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	45,080,000	45,080,000
Series 2008 C, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	11,875,000	11,875,000
(Barnabas Health Proj.) Series 2011 B, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	34,910,000	34,910,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (b)	5,820,000	5,820,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)	12,750,000	12,750,000
Series 2006 A4, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	4,955,000	4,955,000
Series 2006 A5, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	9,500,000	9,500,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	4,100,000	4,100,000
Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	7,665,000	7,665,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,600,000	3,600,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	29,695,000	29,695,000
(Virtua Health Proj.):
Series 2003 A7, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	3,000,000	3,000,000
Series 2004, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	24,065,000	24,065,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.): - continued
Series 2009 C, 0.01% 3/2/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 23,400,000	$ 23,400,000
Series 2009 D, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	16,350,000	16,350,000
Series 2009 E, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
Series 2006 A6, 0.02% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	2,830,000	2,830,000
Series 2013 B, 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)	28,260,000	28,260,000
Series 2014 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	36,810,000	36,810,000
Series 2008 F, 0.02% 3/6/15, LOC Bank of America NA, VRDN (b)(e)	96,025,000	96,025,000
Series 2013 5, 0.03% 3/6/15, LOC Citibank NA, VRDN (b)(e)	18,255,000	18,255,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 3/6/15, VRDN (b)	1,300,000	1,300,000
Series 2012 A, 0.16% 3/6/15, VRDN (b)(e)	10,700,000	10,700,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 3/2/15, VRDN (b)	4,000,000	4,000,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.04% 3/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.01% 3/6/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,540,000	22,540,000
		829,205,000
Pennsylvania, New Jersey - 10.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 3/6/15, LOC Bank of America NA, VRDN (b)	46,950,000	46,950,000
Series 2008 B, 0.01% 3/6/15, LOC TD Banknorth, NA, VRDN (b)	50,220,000	50,220,000
Series 2010 A, 0.01% 3/6/15, LOC Royal Bank of Canada, VRDN (b)	38,670,000	38,670,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 2010 B, 0.02% 3/6/15, LOC Barclays Bank PLC, VRDN (b)	$ 102,040,000	$ 102,039,999
Series 2010 C, 0.01% 3/6/15, LOC Bank of New York, New York, VRDN (b)	9,950,000	9,950,000
		247,829,999
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.09% 3/6/15, LOC KeyBank NA, VRDN (b)	2,900,000	2,900,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (b)(e)	4,600,000	4,600,000
		7,500,000
New York And New Jersey - 7.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.07% 3/6/15 (Liquidity Facility Bank of America NA) (b)(f)	3,725,000	3,725,000
Series BC 11 17B, 0.03% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.06% 3/6/15 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Series MS 3321, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (b)(e)(f)	4,170,000	4,170,000
Series Putters 1546, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,825,000	13,825,000
Series Putters 2945, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3162, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 4001 Z, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Series Putters 4129, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,170,000	6,170,000
Series Putters 4436Z, 0.05% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,675,000	1,675,000
Series RBC O 19, 0.04% 3/6/15 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series ROC 14086, 0.07% 3/6/15 (Liquidity Facility Citibank NA) (b)(e)(f)	$ 2,160,000	$ 2,160,000
Series ROC II R 11439, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	3,690,000	3,690,000
Series ROC II R 14077, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	2,585,000	2,585,000
Series ROC II R 664, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (b)(f)	4,885,000	4,885,000
Series TD 0013, 0.05% 3/6/15 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,375,000	2,375,000
Series 1991 1, 0.1% 3/30/15, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.1% 3/30/15, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.07% 3/30/15, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.1% 3/30/15, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.1% 3/30/15, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.07% 3/30/15, VRDN (b)(g)	2,000,000	2,000,000
		180,625,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 3/6/15, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Pennsylvania - 0.2%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.11% 3/6/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.04% 3/2/15, VRDN (b)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.04% 3/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 3/2/15, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
		6,500,000
Texas - 1.0%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 0.01% 3/2/15, VRDN (b)(e)	12,400,000	12,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (b)	4,100,000	4,100,000
Series 2004, 0.11% 3/6/15, VRDN (b)(e)	800,000	800,000
Series 2009 C, 0.09% 3/2/15, VRDN (b)	1,300,000	1,300,000
Series 2010 C, 0.09% 3/2/15, VRDN (b)	5,800,000	5,800,000
		25,500,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/6/15, VRDN (b)(e)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,382,134,999)		1,382,134,999
Other Municipal Debt - 30.5%

Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 4/6/15, CP mode	700,000	700,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 3/19/15, CP mode	2,950,000	2,950,000
0.25% tender 3/26/15, CP mode	1,100,000	1,100,000
Series 1993 A:
0.25% tender 3/26/15, CP mode	1,100,000	1,100,000
0.25% tender 3/26/15, CP mode	2,100,000	2,100,000
Series 1993 B, 0.35% tender 4/9/15, CP mode	2,200,000	2,200,000
		9,450,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.3% tender 3/26/15, CP mode	1,500,000	1,500,000
New Jersey - 23.4%
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	6,900,000	6,947,054
Borough of Woodland Park BAN 1% 6/5/15	6,425,000	6,437,302
Chatham Township Gen. Oblig. BAN 1% 7/17/15	4,822,750	4,836,754
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Clark Township Gen. Oblig. BAN 0.75% 3/20/15	$ 11,236,000	$ 11,239,088
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	8,600,000	8,626,238
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	8,400,000	8,477,385
Denville Township BAN 1.25% 10/13/15	6,643,580	6,683,344
Edgewater Gen. Oblig. BAN 1% 7/24/15	9,535,000	9,565,804
Englewood Gen. Oblig. BAN 1% 5/1/15	17,440,000	17,464,141
Essex County Gen. Oblig. Bonds:
Series 2014 A, 2% 9/1/15	1,335,000	1,347,017
Series 2014 B, 2% 9/1/15	110,000	110,990
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	10,500,000	10,559,220
Hamilton Township Mercer County BAN:
Series 2014 B, 1% 6/11/15	23,700,000	23,754,160
0.75% 6/11/15	14,703,658	14,728,256
Hoboken Gen. Oblig. BAN:
Series 2014 A, 1% 3/18/15	24,500,000	24,509,776
Series 2014 B:
1% 3/18/15	4,000,000	4,001,505
1% 3/18/15	1,600,000	1,600,524
Hopewell Township Gen. Oblig. BAN Series 2014, 1% 4/10/15	3,765,677	3,769,130
Jefferson Township Gen. Oblig. BAN 1% 6/25/15	6,436,914	6,454,057
JPMorgan Chase:
Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,000,000	24,000,000
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,000,000	24,000,000
Series Putters 4461, 0.07%, tender 4/23/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,000,000	24,000,000
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	72,500,000	73,270,621
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	7,200,000	7,214,690
1.25% 2/5/16	7,291,171	7,357,017
Monroe Township Middlesex County Gen. Oblig. BAN 1% 8/6/15	24,300,000	24,395,243
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	13,043,917	13,138,432
1.25% 11/6/15	2,504,000	2,519,356
Morris Township Gen. Oblig. Bonds 2% 10/15/15	1,190,000	1,203,507
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004, 5.375% 6/15/15 (Escrowed to Maturity)	6,400,000	6,498,208
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Bonds: - continued
Series 2005 K, 5.25% 12/15/15 (Pre-Refunded to 12/15/15 @ 100)	$ 1,690,000	$ 1,757,742
Series 2005 N, 5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,305,000	1,336,873
Series 2005 N1, 5.25% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,000,000	1,025,911
Series 2005 O, 5.25% 3/1/15 (Escrowed to Maturity)	1,675,000	1,675,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2007 E, 5% 7/1/15	1,745,000	1,773,422
Series 1997 A, 0.04% 5/7/15, CP	5,000,000	5,000,000
New Jersey Envir. Infrastructure Trust Bonds:
(Fing. Prog.) Series 2011 BR, 5% 9/1/15 (e)	1,000,000	1,024,268
Series 2010 A, 5% 9/1/15	3,610,000	3,697,392
Series 2012 AR, 4% 9/1/15	3,000,000	3,058,398
5% 9/1/15	980,000	1,003,769
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	24,000,000	24,088,503
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	24,000,000	24,146,067
Passaic County Gen. Oblig. BAN Series 2014 A, 1.25% 12/15/15	50,000,000	50,422,782
Randolph Township Gen. Oblig. BAN 1% 3/26/15	9,344,000	9,348,851
Ridgewood Gen. Oblig. BAN 1% 6/18/15	8,460,350	8,481,530
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	14,222,026	14,273,260
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	6,223,000	6,269,676
Rutgers State Univ. Rev. Bonds Series 2013 L, 3% 5/1/15	2,000,000	2,009,624
Scotch Plains Township BAN 1.25% 1/15/16	4,142,985	4,178,824
Springfield Township Gen. Oblig. BAN:
1% 8/7/15	8,075,000	8,100,608
1.25% 10/2/15	2,148,251	2,159,209
Township of Bridgewater BAN 1.25% 9/10/15	6,033,019	6,064,176
Verona Township Gen. Oblig. BAN 1% 7/24/15	6,618,000	6,638,717
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	4,249,300	4,273,504
		570,516,925
New York And New Jersey - 6.6%
Port Auth. of New York & New Jersey:
Bonds:
185th Series, 3% 9/1/15 (e)	3,800,000	3,854,395
Series 169, 5% 10/15/15 (e)	2,400,000	2,473,365
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Bonds: - continued
Series 177, 4% 7/15/15 (e)	$ 4,100,000	$ 4,158,857
4% 12/1/15 (e)	4,640,000	4,772,899
Series A:
0.06% 6/17/15, CP (e)	10,990,000	10,990,000
0.06% 7/2/15, CP (e)	19,570,000	19,570,000
0.06% 7/8/15, CP (e)	20,000,000	20,000,000
0.07% 6/3/15, CP (e)	5,600,000	5,600,000
0.07% 6/11/15, CP (e)	6,410,000	6,410,000
0.09% 3/2/15, CP (e)	5,700,000	5,700,000
0.09% 3/11/15, CP (e)	5,900,000	5,900,000
0.09% 3/19/15, CP (e)	7,045,000	7,045,000
0.09% 4/1/15, CP (e)	4,605,000	4,605,000
0.09% 4/9/15, CP (e)	6,200,000	6,200,000
0.1% 5/5/15, CP (e)	7,500,000	7,500,000
Series B:
0.08% 3/25/15, CP	5,400,000	5,400,000
0.08% 5/6/15, CP	4,490,000	4,490,000
0.08% 5/19/15, CP	12,510,000	12,510,000
0.08% 6/10/15, CP	2,355,000	2,355,000
0.08% 7/8/15, CP	6,385,000	6,385,000
0.09% 3/3/15, CP	4,000,000	4,000,000
0.09% 3/12/15, CP	5,417,500	5,417,500
0.09% 6/3/15, CP	5,210,000	5,210,000
		160,547,016
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (e)	1,500,000	1,500,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 3/16/15, CP mode	400,000	400,000
		1,900,000
TOTAL OTHER MUNICIPAL DEBT (Cost $744,613,941)		744,613,941
Investment Company - 8.5%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.02% (c)(d) (Cost $205,849,000)	205,849,000	$ 205,849,000
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $2,332,597,940)		2,332,597,940
NET OTHER ASSETS (LIABILITIES) - 4.4%		108,244,507
NET ASSETS - 100%		$ 2,440,842,447
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $119,300,000 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 5/7/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14 - 12/10/14	$ 24,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.07%, tender 3/5/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
Port Auth. of New York & New Jersey Series 1991 1, 0.1% 3/30/15, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.1% 3/30/15, VRDN	12/3/03	$ 9,800,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 1, 0.07% 3/30/15, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.1% 3/30/15, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.1% 3/30/15, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 3/30/15, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 14,457
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2015, the cost of investment securities for income tax purposes was $2,332,597,940.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015